Business segment information - Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 871,155	$ 620,228	$ 1,729,353	$ 1,335,330
Ireland
Segment Reporting Information [Line Items]
Revenue	363,730	279,743	671,851	594,715
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	118,579	89,387	238,933	191,818
U.S.
Segment Reporting Information [Line Items]
Revenue	313,113	189,466	665,609	414,933
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 75,733	$ 61,632	$ 152,960	$ 133,864